December 23, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds

American Beacon Flexible Bond Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon SiM High Yield Opportunities Fund, and American Beacon The London Company Income Equity Fund

File Nos. 033-11387; 811-04984

Post-Effective Amendment No. 239

Ladies and Gentlemen:

We have acted as counsel to American Beacon Funds (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 239 to the Trust's registration statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP